Board of Directors, Approved Stock Repurchase Plan (Detail) (Repurchase at Board of Directors Meetings Resolution, JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Repurchase at Board of Directors Meetings Resolution
Equity, Class of Treasury Stock [Line Items]
Date of the meeting of the board of directors	Dec. 17, 2010
Term of repurchase	December 20, 2010 - January 28, 2011
Approved maximum number of treasury stock to be repurchased (shares)	160,000
Approved maximum budget for share repurchase	¥ 20,000